SCHEDULE OF STOCK OPTION OUTSTANDING (Details)		12 Months Ended
		Dec. 31, 2025 shares $ / shares $ / shares	Dec. 31, 2024 shares $ / shares		Dec. 31, 2023 shares $ / shares
Notes and other explanatory information [abstract]
Number of Options, Outstanding, Beginning Balance		9,562,224	7,292,889		6,741,825
Historical Weighted Average Exercise Price, Beginning Balance | $ / shares		$ 1.47	$ 3.92		$ 4.10
Number of Options, Expired/cancelled		(345,091)	(184,996)		(182,750)
Historical Weighted Average Exercise Price, Expired/cancelled | $ / shares		$ 2.38	$ 5.33		$ 4.66
Number of Options, Exercised		(3,944,589)	(597,151)		(268,356)
Historical Weighted Average Exercise Price, Exercised | $ / shares		$ 1.43	$ 1.28		$ 2.49
Number of Options, Granted		555,000	3,051,482		1,002,170
Historical Weighted Average Exercise Price, Granted | $ / shares		$ 5.13	$ 2.12		$ 4.11
Number of Options, Modified		(7,153,358)	(7,153,358)	[1]
Historical Weighted Average Exercise Price, Modified | $ / shares	[1]		3.92
Number of Options, Repriced	[1]		7,153,358
Historical Weighted Average Exercise Price, Repriced		1.75	1.29	[1]
Number of Options, Outstanding, Ending Balance		5,827,544	9,562,224		7,292,889
Historical Weighted Average Exercise Price, Ending Balance | $ / shares		$ 1.93	$ 1.47		$ 3.92

[1]	During the year ended December 31, 2025, the Company amended 7,153,358 stock options granted to directors, officers, employees and consultants. The amended stock options were initially granted at prices ranging from CA$2.60 to CA$11.90. The amended stock options were repriced to CA$1.75.